Related party transactions - Additional Information (Details) - USD ($) $ in Thousands						1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 04, 2019	May 28, 2019	Jun. 04, 2018	Mar. 23, 2018	Jun. 03, 2016	Mar. 21, 2019	Mar. 23, 2018	Aug. 31, 2014	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jan. 29, 2018	Jan. 02, 2018	Dec. 01, 2017
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement														$ 900
Partners' Capital Account, Unit-based Compensation												$ 155		200
Repayment of Indemnifications Received From Hoegh Lng									$ 64		$ 0	64	$ 0
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation												155		200
Chief Executive Officer Chief Financial Officer [Member] | Hoegh Grace entities [Member]
Related Party Transaction [Line Items]
Units granted						10,917
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted				14,584	21,500	10,917	14,584
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues														500
Repayment of Indemnifications Received From Hoegh Lng														2,400
Insurance Recoveries										$ 60
Revolving credit facility
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 85,000							$ 85,000
Line of Credit Facility, Original Expiration Date								Jan. 01, 2020
Line of Credit Facility, Expiration Date		Jan. 01, 2023
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications									$ 5,000			$ 5,000
Environmental Indemnifications, Description												No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid												$ 14,200	$ 14,000
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation	11,180		11,050									8,944
Partners' Capital Account, Unit-based Compensation	$ 195		$ 200									$ 155
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues												$ 500
Business Acquisition, Percentage of Voting Interests Acquired																51.00%	49.00%
Repayment of Indemnifications Received From Hoegh Lng														2,400
Hoegh LNG [Member] | Revolving credit facility
Related Party Transaction [Line Items]
Debt Related Commitment Fee Percentage								1.40%
Debt related commitment extended percentage									3.00%			3.00%
Debt related percentage commitment percentage thereafter									4.00%			4.00%
Line of Credit Facility, Maximum Borrowing Capacity									$ 85,000			$ 85,000
EgyptCo [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues														500
SRV Joint Gas Ltd [Member]
Related Party Transaction [Line Items]
Repayment of Indemnifications Received From Hoegh Lng														300
Indemnification field claims														$ 300